Income Taxes, Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income tax rate reconciliation
Statutory federal income tax rate	35.00%		35.00%		35.00%
Effect of state income tax, net of federal benefit	1.70%	[1]	2.10%	[1]	0.10%	[1]
Effect of noncontrolling interests on income tax rate	(1.60%)		(1.90%)		(1.40%)
Effect of correction of deferred taxes on income tax rate	1.70%	[2]
Other differences effect on income tax rate	(0.30%)		(1.20%)		0.10%
Total income tax rate	36.50%		34.00%		33.80%

[1]	Net state income taxes include changes in the valuation allowance. These changes primarily relate to the ability to utilize state net operating losses as a result of state income tax law changes.
[2]	U.S. Cellular recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis of certain partnership investments for errors occurring prior to 2009.